TAXATION - Component of profit before income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
TAXATION
Profit before income tax expenses	¥ 1,618,086	$ 231,383	¥ 3,042,098	¥ 1,006,327
PRC
TAXATION
Profit before income tax expenses	2,214,170
Others
TAXATION
Profit before income tax expenses	¥ (596,084)